RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Salaries, Benefits, And Consulting Fees	$ 273	$ 289	$ 886	$ 869
Share-based Payments	424	502	1,318	1,472
Total Key Management Personnel Compensation	$ 697	$ 791	$ 2,204	$ 2,341